Note 14. Industry Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

				Total
Year Ended December 31, 2016	GIG	LMH	Unallocated	Consolidated
Revenue	$679,983	$3,163,534	$–	$3,843,517
Segment gross profit	554,773	2,022,871	–	2,577,644
Segment loss from operations	(558,686)	(1,148,120)	(1,466,569)	(3,173,375)
Capital expenditures	8,872,200	9,846,200	–	18,718,400
Depreciation and amortization	120,537	1,516,604	–	1,637,141

				Total
Year Ended December 31, 2015	GIG	LMH	Unallocated	Consolidated
Revenue	$–	$713,212	$9,700	$722,912
Segment gross profit	–	483,705	9,700	493,405
Segment loss from operations	(68,417)	(380,137)	(598,869)	(1,047,423)
Capital expenditures	–	10,049,470	–	10,049,470
Depreciation and amortization	132	457,671	–	457,803

				Total
December 31, 2016	GIG	LMH	Unallocated	Consolidated
Goodwill	$7,876,327	$9,338,556	$–	$17,214,883
Total assets	18,926,924	21,934,616	24,790,690	65,652,230

				Total
December 31, 2015	GIG	LMH	Unallocated	Consolidated
Goodwill	$–	$4,378,664	$–	$4,378,664
Total assets	$91,077	$10,066,711	$13,627,708	23,785,496